Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of off-balance sheet financial instruments with credit risk
The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2015	2014
Loan commitments	$888,411	$869,793
Standby letters of credit	12,326	12,473